Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000007112 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007112 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007112 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007112 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007112 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000007112 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007112 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000007112 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000007112 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007112 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007112 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007112 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007113 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007113 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007113 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007113 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007113 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007113 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000007113 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007113 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000007113 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007113 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007113 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007114 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007114 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007114 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007114 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000007114 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007114 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000007114 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007114 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007114 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007115 | Asia
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000007115 | Europe
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000007115 | North America
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000007115 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007115 | South America
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007115 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033747 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033747 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000033747 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033747 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033747 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000033747 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000033747 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000033747 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000033747 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033747 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033747 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033747 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%